Exchangeable Securities - Schedule of Exchangeable Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2019	May 01, 2019	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate		4.07%			4.509%
Credit facilities, long-term debt, and finance lease obligations	$ 3,256		$ 2,699
7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	$ 350		$ 350
Interest rate	7.00%		7.00%	7.00%
Exchangeable Preferred Shares	$ 400		$ 0
Credit facilities, long-term debt, and finance lease obligations	750		350
Gross carrying amount | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	330		326
Exchangeable Preferred Shares	400		0
Credit facilities, long-term debt, and finance lease obligations	$ 730		$ 326